SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM AND LONG-TERM LOANS

12. SHORT-TERM AND LONG-TERM LOANS

The Company’s short-term and long-term loans are bank borrowings as follows:

	December 31,
	2010	2011
Short-term bank borrowings(a)	$—	$64,013,835
Long-term bank borrowings – current portion(b)	—	47,612,246
	$—	111,626,081

(a) Short-term bank borrowings

The short-term bank borrowings outstanding as of December 31, 2011 carried a weighted average interest rate of 2.84% per annum. The borrowings were repayable in one year of their respective draw-down timing. Proceeds from these short-term bank borrowings were for working capital purposes. None of the short-term bank borrowings bear financial covenants or restrictions other than pledge of the Company’s assets as described below.

Short-term bank borrowings as of December 31, 2011 included borrowings of $50,000,000 and $14,013,835 which were denominated in USD and HK dollars, respectively.

As of December 31, 2011, the Company’s short-term bank borrowings of $64,013,835 were pledged by the Company’s term deposits, which were recorded as restricted cash, of approximately $69.9 million.

(b) Long-term bank borrowings

	December 31,
	2010	2011
Long-term bank borrowings	$45,298,746	$47,612,246
Less: current portion	—	(47,612,246)
Non-current portion	$45,298,746	$—

In April 2009, the Company entered into a 3-year loan agreement for RMB300 million with a PRC financial institution, all of which was drawn down in April 2009. The bank loan is unsecured and bears an initial interest at 5.40% per annum which will be reset annually at the then applicable benchmark rate as set by the People’s Bank of China. As of December 31, 2009, 2010 and 2011, applicable interest rates were 5.4%, 5.85% and 6.65% per annum, respectively. The movement in long-term bank borrowings during the year presented was a result of effect from change in exchange rate.

The local government has agreed to reimburse a portion of the interest expense on the long-term bank borrowings. In 2009 and 2010, the Company received RMB5 million and RMB10 million, respectively, from local government as a reimbursement of the bank loan interests incurred, which was recorded as reduction of interest expense. The Company did not receive any such reimbursement in 2011.